Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Net income (loss) per share
Schedule of earnings per share, basic and diluted

	For the Year Ended December 31,
	2018	2019	2020

	(RMB in thousands, except for share and per share data)
Numerator:
Net income (loss) attributable to KE Holdings Inc.	(467,824)	(2,183,546)	2,777,592
Accretion on Series B Preferred Shares to redemption value	(521,255)	(366,440)	(242,270)
Accretion on Series C Preferred Shares to redemption value	(711,853)	(829,746)	(554,415)
Accretion on Series D Preferred Shares to redemption value	(4,001)	(587,753)	(519,201)
Accretion on Series D+ Preferred Shares to redemption value	—	(82,589)	(439,342)
Deemed dividends to Series B preferred shareholders	(562,138)	—	—
Deemed dividends to Series C preferred shareholders	(118,934)	—	—
Income allocation to participating preferred shares	—	—	(301,898)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	(2,386,005)	(4,050,074)	720,466
Denominator:
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	1,362,565,880	1,378,235,522	2,226,264,859
Dilutive effect of the obligation to issue ordinary shares in relation to the acquisition of Zhonghuan	—	—	6,375,753
Adjustments for dilutive share options	—	—	34,690,279
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	1,362,565,880	1,378,235,522	2,267,330,891
Net income (loss) per share attributable to ordinary shareholders:
—Basic	(1.75)	(2.94)	0.32
—Diluted	(1.75)	(2.94)	0.32